GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2022	2021
	$000’s	$000’s
Payroll, consulting and benefits	7,468	4,867
Capital market	7,277	2,118
Office and administration	3,999	936
Professional and consulting fees	3,275	3,070
Business development	2,223	907
Investor relations	1,981	1,271
Marketing media	1,466	649
Listing fees	533	2,052
Total	28,222	15,870